ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
13.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Payroll and welfare payable	20,486	23,395	3,756
Business and other taxes payable	58,640	52,368	8,406
Payables for office supplies and utilities	2,248	2,424	390
Payables for the purchase of property and equipment	33,273	50,648	8,131
Payables for the purchase of software	426	307	50
Payable for purchase of network use right (Note 9)	—	19,881	3,191
Accrued service fees	5,316	12,248	1,966
Others	3,937	6,227	1,000

	124,326	167,498	26,890